SHORT-TERM INVESTMENTS - Held-to-maturity and available-for-sale debt investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Held-to-maturity debt investments
Cost or amortized cost less allowance for credit losses	¥ 5,417,761		¥ 151,890
Short-term investment
Held-to-maturity debt investments
Cost or amortized cost less allowance for credit losses	5,417,761
Gross unrecognized holding gains	5,934
Gross unrealized losses	(3,652)
Fair value	5,420,043	$ 742,543
Available-for-sale debt investments
Cost or amortized cost less allowance for credit losses	554,623
Gross unrecognized holding gains	0
Gross unrecognized holding losses	(3,275)
Fair value	¥ 551,348	$ 75,534